SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]

b.	New accounting pronouncements:

In June 2014 the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 10-2014 ("ASU 10-2014") regarding development stage entities. The ASU removes the definition of development stage entity, as was previously defined under U.S. GAAP, from the accounting standards codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. In addition, the ASU eliminates the requirements for development stage entities to (i) present inception-to-date information in the statement of income, cash flow and stockholders' equity, (ii) label the financial statements as those of a development stage entity, (iii) disclose a description of the development stage activities in which the entity is engaged, and (iv) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. The amendments to ASU 10-2014 are effective for annual reporting periods beginning after December 15, 2014. The Company has applied the ASU in these financial statements.

In 2014, the FASB issued ASU 15-2014, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The Company is currently evaluating the effect, if any, that the adoption of this guidance will have on the Company’s financial statements.

Financial Statements Disclosure [Policy Text Block]
c.	Financial statements in U.S. dollars:
The Company finances its operation in U.S. dollars. The majority of the Company's operations are currently conducted in Israel, a significant part of the Company's expenses are denominated and determined in U.S. dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future. Thus, the functional currency of the Company is the U.S. dollar.

The Company's transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to U.S. dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters", of the FASB. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:
  Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

Short Term Bank Deposits [Policy Text Block]
e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. Short–term bank deposits are presented at their cost, including accrued interest, which approximates fair value. As of December 31, 2014, the Company's bank deposits were in U.S. dollars and bore interest at a weighted average interest rate of 0.66%.

Property, Plant and Equipment, Policy [Policy Text Block]
f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and software	33
Electronic equipment	15
Office furniture and equipment	6

The Company's property and equipment are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2014, 2013 and 2012 no impairment losses have been identified.

Long Term Deposits [Policy Text Block]
g.	Long-term deposits:
  Long-term deposits include long-term deposits for motor vehicles under operating leases, presented at their cost.

Research and Development Expense, Policy [Policy Text Block]
h.	Research and development costs:

Research and development costs are expensed as incurred. Those expenses includes payments to third party clinical consultants, expenses related to conducting clinical trials, salaries and related personnel expenses, travel expenses, and share based compensation expenses related to research and development employees.

Income Tax, Policy [Policy Text Block]
i.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2014 and 2013 the Company has not recorded a liability for uncertain tax positions.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
j.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents.

Cash and cash equivalents are invested in major banks in Israel. Management believes that the financial institutions that hold the Company's investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Fair Value of Financial Instruments, Policy [Policy Text Block]
k.	Fair value of financial instruments:

The Company has no financial instruments that are measured at fair value.

The carrying amounts of cash and cash equivalents, short-term  bank deposits, accounts receivable and accounts payable, approximate their fair value due to the short-term maturities of such instruments.

Earnings Per Share, Policy [Policy Text Block]
l.	Basic and diluted loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share."

For the years ended December 31, 2014, 2013 and 2012, all outstanding options have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
m.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718") that requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the option award is recognized as an expense over the requisite service periods in the Company's statements of operations based on the accelerated method.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the fair value method for of its stock-options awards. The option-pricing model requires a number of assumptions as noted below:

Expected dividend yield - The expected dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

Volatility - Since the Company's shares started trading on NASDAQ in July 2014, sufficient quoted prices of the Company's share are unavailable. Due to insufficient historical data for the Company, the expected volatility determination was based on similar companies' stock volatility.

Risk free interest rate - The risk free interest rate is based on the yield of U.S. Treasury bonds with equivalent terms.

Expected term - ASC 718 provides the factors to consider when estimating the expected term of an option: an option's expected term must at least include the vesting period and the employees' historical exercise and post-vesting employment termination behavior for similar grants. It also determines that if the amount of past exercise data is limited, that data may not represent a sufficiently large sample on which to base a robust conclusion on expected exercise behavior. In that circumstance, it may be appropriate to consider external data or the SEC staff's "simplified" method for the expected term. Accordingly, the Company used the "simplified" method, meaning the expected life can be set as the average of the vesting period for each vested tranche of options and the contractual term for those options.